CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 13:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and can be described as follows:

The Company's business is managed and reported as three separate reportable segments, comprised of the Company's named Commercial, Mobility and Services division:

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Commercial division - provides advanced satellite networks, satellite communication systems, small cell solutions and associated professional services and comprehensive turnkey solutions. The Commercial division‘s customers are service providers, satellite operators, mobile network operators, telecommunication companies and large enterprises worldwide. The division is focused on high throughput satellites opportunities worldwide.

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Mobility division - provides airborne, maritime and ground-mobile satellite systems and solutions.  The division’s customers are, service providers, system integrators, defense and homeland security organizations, as well as other commercial entities worldwide. The division provides solutions on land, sea and air, while placing major focus on the high-growth market of commercial In-Flight Connectivity (“IFC”). In addition, the division includes the operations of Wavestream, whose sales are primarily to IFC integrators as well as defense integrators.

•
Services division – provides managed network and services for rural broadband access through the Company’s subsidiaries in Peru and Colombia. The Company’s connectivity solutions have been implemented in large and national scale projects. The divisions terrestrial and satellite networks provide Internet and telephony services to thousands of rural communities and schools. The Company's turnkey solutions start with supplying network infrastructure, continue through ensuring high-quality, reliable connectivity and include full network support and maintenance, as well as support for applications that run on the installed network.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations.

2.	Financial data relating to reportable operating segments:

	Year ended December 31, 2016
	Commercial	Mobility	Services	Total

Revenues	$94,001	$62,911	$122,639	$279,551
Cost of revenues	57,403	40,962	105,696	204,061

Gross profit	36,598	21,949	16,943	75,490

Research and development, net	12,599	12,254	-	24,853
Selling and marketing	17,153	5,483	775	23,411
General and administrative	10,657	9,138	6,676	26,471

Operating income (loss)	(3,811)	(4,926)	9,492	755
Financial expenses, net				(4,843)
Loss before taxes				(4,088)
Taxes on income				1,252
Loss				(5,340)

Depreciation and amortization expenses	$4,467	$7,530	$1,111	$13,108

	Year ended December 31, 2015
	Commercial	Mobility	Services	Total

Revenues	$100,935	$41,112	$55,496	$197,543
Cost of revenues	63,425	30,715	49,178	143,318
Impairment of long-lived assets	-	-	10,137	10,137

Gross profit (loss)	37,510	10,397	(3,819)	44,088

Research and development, net	14,175	8,237	-	22,412
Selling and marketing	16,839	6,947	1,037	24,823
General and administrative	6,622	6,271	5,751	18,644
Restructuring costs	1,078	421	9	1,508
Goodwill impairment	-	20,402	-	20,402

Operating loss	(1,204)	(31,881)	(10,616)	(43,701)
Financial expenses, net				(7,243)
Loss before taxes				(50,944)
Taxes on income				1,190
Loss from continuing operations				(52,134)
Loss from discontinued operations				(200)
Loss				(52,334)

Depreciation and amortization expenses	$4,546	$7,322	$3,204	$15,072

	Year ended December 31, 2014
	Commercial	Mobility	Services	Total

Revenues	$130,306	$54,817	$50,010	$235,133
Cost of Revenues	77,587	37,023	36,888	151,498

Gross profit	52,719	17,794	13,122	83,635

Research and development, net	17,084	8,074	-	25,158
Selling and marketing	23,401	7,809	1,327	32,537
General and administrative	7,808	5,961	7,134	20,903

Operating income (loss)	4,426	(4,050)	4,661	5,037
Financial expenses, net				(3,837)
Income before taxes				1,200
Taxes on income				1,901
Loss from continuing operations				(701)
Loss from discontinued operations				(795)
Loss				(1,496)

Depreciation and amortization expenses	$4,885	$8,220	$2,846	$15,951

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2016	2015	2014

Latin America	$143,491	$100,443	$110,825
APAC	47,094	47,843	51,983
North America	54,728	28,242	41,951
EMEA	34,238	21,015	30,374

	$279,551	$197,543	$235,133

c.	Revenues from a major Services division customer located in Peru accounted for 34% and 11% of the total consolidated revenues for the years ended December 31, 2016 and 2015, respectively.

During 2014, the Group did not have any customer generating revenues exceeding 10% of the Group's total revenues.

d.	The Group's long-lived assets are located as follows:

Property and Equipment, net:

	December 31,
	2016	2015

Israel	$62,648	$64,628
Latin America	5,740	4,524
United States	1,705	1,721
Europe	9,641	9,987
Other	1,103	1,103

	$80,837	$81,963